Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Amounts Due to Related Parties [Abstract]
Loan payable	$ 1,860,333
Loan payable total	$ 1,860,333